Fees Summary	Oct. 29, 2024 USD ($)
Fees Summary [Line Items]
Total Offering	$ 763,000
Previously Paid Amount	0.00
Total Fee Amount	116.82
Total Offset Amount	0.00
Net Fee	116.82
Narrative - Max Aggregate Offering Price	$ 763,000
Final Prospectus	true